Supplemental Cash Flow Information	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

Note 15—Supplemental Cash Flow Information

	For the Six Months Ended June 30,
(In thousands)	2017	2016
Cash paid during the year for:
Interest	$31,708	$25,680
Income taxes, net of refunds	30,606	19,440
Non-cash investing activities (at fair value):
Transfers of loans to other real estate	$6,415	$11,315
Transfers of commercial loans to loans held for sale	—	309,415

Note 18—Supplemental Cash Flow Information

	For the Years Ended December 31,
(In thousands)	2016	2015	2014
Cash paid during the year for:
Interest	$55,086	$44,333	$31,732
Income taxes, net of refunds	23,025	22,139	7,097
Non-cash investing activities:
Transfers of loans to other real estate	$13,494	$11,800	$39,732
Transfers of commercial loans to loans held for sale	318,868	19,400	—
Transfers of property to other real estate	—	1,591	7,563
Transfers of loans to other assets (net profits interests)	19,104	—	—